SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Millions																	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2022 shares	Dec. 09, 2021 USD ($) shares	Dec. 09, 2021 $ / shares	Oct. 21, 2021 USD ($) shares	Oct. 18, 2021 USD ($) shares	Oct. 14, 2021 USD ($) shares	Oct. 14, 2021 $ / shares	May 26, 2021 USD ($) shares	May 26, 2021 CAD ($) $ / shares shares	May 10, 2021 USD ($) shares	May 10, 2021 CAD ($) $ / shares shares	Apr. 15, 2021 $ / shares	Apr. 14, 2021 USD ($) shares	Apr. 14, 2021 CAD ($) $ / shares shares	Apr. 07, 2021 USD ($) shares	Apr. 07, 2021 CAD ($) $ / shares shares	Mar. 14, 2023 shares	Apr. 06, 2021 shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares oz	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding warrant liability															40.00%	40.00%
Share-based compensation arrangement by share-based payment award, outstanding of premier warrants (in shares)															2,000,000.0	2,000,000.0
Exercise of stock options (in shares)																		62,000	1,345,200	1,047,200	1,047,200
Percentage of options granted, limited																				10.00%	10.00%
Percentage of issued and outstanding shares, limited																				1.00%	1.00%
Option plan, expiration period																				10 years	10 years
Vesting period																				5 years	5 years
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares																					$ 2.99		$ 2.56
Number Of Share Options Vested In Share-Based Payment Arrangement																			5,086,500	5,998,738		5,086,500
Weighted Average Exercise Price Of Share Options Exercisable In Share-Based Payment Arrangement | $ / shares																								$ 2.17	$ 2.12
Granted (in dollars per share) | $ / shares																			$ 2.74		$ 2.65
Unvested stock options (in shares)																				1,880,008	1,880,008	1,602,500	1,602,500
Granted (in shares)																	1,888,683		2,975,000	2,673,179	2,673,179
Annual Minimum Of Sliver Ounces Produced | Silver | Silver Purchase Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ounces delivered | oz																				293,509
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																				3 years	3 years
Granted (in shares)																	731,544			772,170	772,170
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																				3 years	3 years
Granted (in shares)																	110,919			175,091	175,091
RSUs and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current portion of liabilities from share-based payment transactions | $																			$ 0	$ 400		$ 0
Liabilities from share-based payment transactions, Noncurrent | $																				600
Other equity instruments vested in share-based payment arrangement | $																					$ 1.7		$ 0.0
Private Placement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)						8,784,122
Proceeds from shares issued | $						$ 18,300														$ 0		$ 103,117
Equity issuance (in dollar per share) | $ / shares							$ 2.62
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	800,000														30,914,614	30,914,614
Proceeds from shares issued															$ 60,800	$ 80.4
Equity issuance (in dollar per share) | $ / shares																$ 2.60
Number of other equity instruments issued in sharebased payment arrangement (in shares)															7,728,654	7,728,654
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares																$ 3.64
Share-based compensation arrangement by share-based payment award, percentage of outstanding warrant liability	40.00%
Share-based compensation arrangement by share-based payment award, outstanding of premier warrants (in shares)	2,000,000
Maximum | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commissions paid, percentage															5.25%	5.25%
Minimum | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commissions paid, percentage															2.50%	2.50%
Christison Properties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)										2,430,488	2,430,488
Proceeds from shares issued										$ 5,000	$ 6.1
Equity issuance (in dollar per share) | $ / shares											$ 2.50
Osgood Mining Company LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)													13,036,846	13,036,846
Proceeds from shares issued													$ 27,000	$ 33.9
Equity issuance (in dollar per share) | $ / shares														$ 2.60
Number of other equity instruments issued in sharebased payment arrangement (in shares)																				350,000	350,000
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares												$ 3.64
Premier
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)															137,624,461	137,624,461
Proceeds from shares issued															$ 150,600	$ 189.2
Equity-settled employee benefits															4,400	5.5
Premier | Offtake Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled employee benefits															600	0.7
Premier | South Arturo Silver Stream
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled employee benefits															900	1.1
Premier | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled employee benefits															500	$ 0.7
Equinox Gold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)		4,800,000						5,479,536	5,479,536
Proceeds from shares issued		$ 10,000						$ 11,800	$ 14.2
Equity issuance (in dollar per share) | $ / shares			$ 2.62						$ 2.60
Asset Exchange, NGM | Asset Exchange, NGM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)						22,757,393
Proceeds from shares issued | $															$ 47,400
Equity issuance (in dollar per share) | $ / shares							$ 2.62
Orion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)				839,799		7,500,000
Proceeds from shares issued | $				$ 1,750		$ 15,600
Waterton | Acquisition of Ruby Hill
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)					3,191,358
Proceeds from shares issued | $					$ 8,000